Loan Receivables (Details) - Schedule of Aging of Loan Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	RM 1,687,588	$ 357,752	RM 1,595,056
Less than 30 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	816,739	173,141	1,482,120
31 days to 60 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	108,247	22,947	103,416
61 days to 210 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	762,602	161,664	9,520
211 days to 240 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing
241 days to less than 1 year [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing